Related Party Transactions	3 Months Ended	11 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

Note 10. Related Party Transactions

Offering and convertible notes

Akoustis, Inc. was founded on May 12, 2014. In June 2014, the founders and angel investors contributed $530,000 in a series-seed equity financing.

During the equity financing of Akoustis, Inc., the CEO was the largest investor at $175,000. Furthermore, a firm owned by our CEO (Raytech, LLC) loaned our company $30,000 to assist in purchase of test and measurement equipment required to evaluate the performance of our technology demonstrators. The loan agreement was a 12-month simple interest note. The loan agreement was repaid in full in March 2015.

In March 2015, Akoustis, Inc. issued convertible notes in exchange for investments of $655,000 by the founders and original angel investors. Of this, $200,000 was invested by our CEO. Also in March 2015 we executed a stock purchase agreement for $35,000 with an investor to offset legal and audit expenses related to the Merger and private placement offering. In April 2015, one of the convertible noteholders converted $10,000 of his convertible note into shares of Akoustis, Inc., common stock in order to enable us to qualify for additional matching funds from NSF. As a result, the net note investment remaining was $645,000, which, in accordance with the terms of the convertible notes, converted into Common Stock of the Company on the same terms as the other investors in the Company’s private placement offering referred to below, at a conversion price of $1.50 per share.

On May 22, 2015, our wholly owned subsidiary, Akoustis Acquisition Corp., a corporation formed in the State of Delaware on May 15, 2015 (“Acquisition Sub”) merged (the “Merger”) with and into Akoustis, Inc., a corporation incorporated in the State of Delaware on May 12, 2014. Akoustis, Inc., was the surviving corporation in the Merger and became our wholly owned subsidiary. All of the outstanding stock of Akoustis, Inc., was exchanged for shares of our Common Stock.  In connection with the Merger and pursuant to a Split-Off Agreement, we transferred our pre-Merger assets and liabilities to our pre-Merger majority stockholder, in exchange for the surrender by him and cancellation of 9,854,019 shares of our Common Stock.

On May 22, 2015, concurrently with the closing of the Merger, and as a condition to the Merger, we held a closing on a private placement offering in which we sold 3,531,104 shares of our Common Stock, at a purchase price of $1.50 per share. On June 10, 2015, we completed a second and final closing of the private placement offering in which we sold an additional 261,000 shares of common stock. In total, we sold an aggregate of 3,792,104 shares of common stock. The aggregate gross proceeds from the offerings were $5,688,156 (before deducting placement agent fees and offering expenses of $801,581). See “Description of Business—The Offering” for additional information.

Note 7.  Related Party Transactions

Promissory note

On July 3, 2014, the Company executed a promissory note agreement with a related party for the principal amount of $30,000. The loan bears interest at 6% per annum and matures on July 1, 2015. As of March 31, 2015, the Company had repaid all outstanding principal and interest.

Preferred stock

During June 2014, the CEO of the Company purchased 1,750 shares of preferred stock for $175,000.

During June 2014, three directors of the Company purchased 2,300 shares of preferred stock for $230,000.

Convertible note

During March 2015, the CEO of the Company loaned $200,000 to the Company in exchange for a convertible note (see Note 8).

During March 2015, two directors of the Company loaned a total of $355,000 to the Company in exchange for convertible notes (see Note 8).

Private Placement

As discussed in Note 13, during May 2015, the Company simultaneously completed a reverse merger with a public reporting company (“Parent”), in which each share of the Company’s stock was exchanged for 324.082 shares of the Parent’s common stock, and a private placement offering by the Parent of 3,531,104 shares of its common stock. As part of the private placement, one of the Company’s directors purchased 17,000 shares of Parent’s common stock for an aggregate purchase price of $25,500. The Vice President of Operations also participated in the private placement, purchasing 17,000 shares of Parent’s common stock for an aggregate purchase price of $25,500. Two investors related to the CEO of the Company participated in the private placement, purchasing 190,000 shares of Parent’s common stock for an aggregate purchase price of $285,000 (of which $130,000 was paid by conversion of a convertible note). An additional related party, who beneficially owns approximately 16.3% of the Parent’s common stock, participated in the private placement, purchasing 135,000 shares of Parent’s common stock for an aggregate purchase price of $202,500.